Income Taxes (Tables)	12 Months Ended
May 31, 2024
Income Taxes
Schedule of reconciliation of federal statutory Income tax

The Company’s provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income before taxes as follows:

	Years ended May 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
Derivative loss	(0.1)	(2.3)
Non-deductible debt issuance costs	(7.1)	(2.6)
Non-deductible interest on convertible notes	(2.0)	(1.2)
Non-deductible loss on induced conversion	(2.8)	(1.4)
Non-deductible debt discount amortization	(0.5)	(0.6)
Stock Compensation	(7.2)	—
Other	(1.2)	0.8
Valuation allowance	(0.1)	(13.7)
Total provision for income taxes	0.0%	0.0%

Schedule of net deferred tax assets and liabilities

	As of May 31,
	2024	2023
Deferred tax assets:
Net operating loss	$100,897	$96,338
Credits	2,063	2,063
ASC 718 expense on non-qualified stock options	2,665	6,400
Accrued expenses	411	73
Lease liability	59	89
Inventory charges	6,173	6,173
Inventory write-off	1,953	13,739
Contingent liability	9,202	—
Issued warrants	3,000	2,317
Section 174 R&D costs	2,056	858
Amortization	207	609
Fixed assets	5	4
Other	—	—
Total gross deferred tax asset	128,691	128,663
Less valuation allowance	(128,636)	(128,579)
Total deferred tax assets	55	84
Deferred tax liabilities:
Right-of-use asset	(55)	(84)
Total deferred tax liabilities	(55)	(84)
Net deferred tax asset (liability)	$—	$—

Schedule of provision for income taxes

	Years Ended May 31,
	2024	2023
Current:
Federal	$—	$—
State	—	—
Total Current	—	—
Deferred:
Federal	57	—
State	—	—
Change in valuation allowance	(57)	—
Total deferred	—	—
Total income tax benefit (expense)	$—	$—

Schedule of reconciliation of the beginning and ending amount of the valuation allowance

	May 31,
	2024	2023
Valuation allowance at beginning of year	$128,579	$117,638
Change in valuation allowance	57	10,941
Valuation allowance at end of year	$128,636	$128,579